STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
Profit for the year		£ 4,143	£ 4,229	£ 1,203
Post-retirement defined benefit scheme remeasurements1:
Remeasurements before tax	[1]	167	628	(1,348)
Tax	[1]	(47)	(146)	320
	[1]	120	482	(1,028)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value		(98)
Tax		22
		(76)
Gains and losses attributable to own credit risk:
Gains (losses) before tax		533	(55)
Tax		(144)	15
		389	(40)
Share of other comprehensive income of associates and joint ventures		8
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value		(31)
Income statement transfers in respect of disposals		(268)
Tax		115
		(184)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Adjustment on transfer from held-to-maturity portfolio				1,544
Change in fair value			294	356
Income statement transfers in respect of disposals			(464)	(575)
Income statement transfers in respect of impairment			6	173
Tax			64	(301)
			(100)	1,197
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income		91	(271)	2,284
Net income statement transfers		(691)	(644)	(531)
Tax		137	264	(444)
		(463)	(651)	1,309
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)		(15)	(27)	(9)
Transfers to income statement (tax: £nil)		108
		93	(27)	(9)
Other comprehensive income for the year, net of tax		(113)	(336)	1,469
Total comprehensive income for the year		4,030	3,893	2,672
Total comprehensive income attributable to ordinary shareholders arising from continuing operations		2,376	2,681	2,342
Total comprehensive income attributable to ordinary shareholders arising from discontinued operations	[1]	1,344	849	110
Total comprehensive income attributable to ordinary shareholders		3,720	3,530	2,452
Total comprehensive income attributable to other equity holders		275	273	119
Total comprehensive income attributable to equity holders		3,995	3,803	2,571
Total comprehensive income attributable to non-controlling interests		35	90	101
The Bank [member]
Profit for the year		6,067	5,279	1,953
Post-retirement defined benefit scheme remeasurements1:
Remeasurements before tax		(206)	442	(682)
Tax		44	(110)	184
		(162)	332	(498)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value		(102)
		(102)
Gains and losses attributable to own credit risk:
Gains (losses) before tax		533	(55)
Tax		(144)	15
		389	(40)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value		(58)
Income statement transfers in respect of disposals		(258)
Tax		114
		(202)
Movements in revaluation reserve in respect of available-for-sale financial assets:
Adjustment on transfer from held-to-maturity portfolio				1,544
Change in fair value			231	268
Income statement transfers in respect of disposals			(333)	(507)
Income statement transfers in respect of impairment				172
Tax			46	(269)
			(56)	1,208
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income		255	15	1,290
Net income statement transfers		(628)	(436)	(241)
Tax		87	130	(258)
		(286)	(291)	791
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)		2	(5)	19
Transfers to income statement (tax: £nil)		(84)
		(82)	(5)	19
Other comprehensive income for the year, net of tax		(445)	(60)	1,520
Total comprehensive income for the year		5,622	5,219	3,473
Total comprehensive income attributable to ordinary shareholders		5,347	4,946	3,354
Total comprehensive income attributable to other equity holders		£ 275	£ 273	£ 119

[1]	Includes post-retirement defined benefit scheme remeasurements in the Group's discontinued operations of 37 million (30 million after tax).